DFA Municipal Bond Portfolio
DFA Municipal Bond Portfolio
Investment Objective
The investment objective of the DFA Municipal Bond Portfolio (the “Municipal Bond Portfolio”) is to seek to provide current income that is exempt from federal personal income tax.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Municipal Bond Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	DFA Municipal Bond Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA Municipal Bond Portfolio Institutional Class
Management Fee	0.20%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and/or Expense Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.23%
[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees and in certain instances, assume certain expenses of the Municipal Bond Portfolio. The Fee Waiver and Expense Assumption Agreement for the Municipal Bond Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Municipal Bond Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA Municipal Bond Portfolio | Institutional Class | USD ($)	24	76	134	305

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
DFA Municipal Bond Portfolio | Institutional Class | USD ($)	24	76	134	305

PORTFOLIO TURNOVER
The Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Municipal Bond Portfolio’s performance. During the most recent fiscal year, the Municipal Bond Portfolio’s portfolio turnover rate was 8% of the average value of its investment portfolio.
Principal Investment Strategies
The Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Municipal Bond Portfolio will acquire obligations that mature within fifteen years from the date of settlement. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio duration of more than three years but less than five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Municipal Bond Portfolio invests are considered investment grade at the time of purchase.

The Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Municipal Bond Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Municipal Bond Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Municipal Bond Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Municipal Bond Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Municipal Bond Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Municipal Bond Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Municipal Bond Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
DFA Municipal Bond Portfolio Institutional Class Shares—Total Returns

January 2016-December 2017
Highest Quarter	Lowest Quarter
1.35% (1/16–3/16)	-1.90% (10/16–12/16)

Annualized Returns (%) Periods ending December 31, 2017
Average Annual Total Returns - DFA Municipal Bond Portfolio	1 Year	Since Inception	Inception Date
Institutional Class	1.86%	1.52%	Mar. 10, 2015
Institutional Class | Return After Taxes on Distributions	1.86%	1.52%	Mar. 10, 2015
Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares	1.56%	1.43%	Mar. 10, 2015
S&P Intermediate Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	4.13%	2.49%